Submission	Aug. 28, 2025
Submission [Line Items]
Central Index Key	0000879764
Registrant Name	TotalEnergies SE
Registration File Number	333-278983
Form Type	F-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A